Unique LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
110001	3	1			3	[3] ROR Incomplete [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Rate Lock [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note	ROR was executed by borrowers on 04/XX/2003 without an expiration of rescission period, providing borrower without a valid rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100	100	39.65